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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



Investment Company Act file number 811-08786


                  Pioneer Europe VCT Portfolio Class II Shares
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


      Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  January 1, 2003 through June 30, 2003


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

[PIONEER INVESTMENTS(R) LOGO]


PIONEER VARIABLE CONTRACTS TRUST

PIONEER EUROPE VCT PORTFOLIO -- CLASS II SHARES


SEMIANNUAL REPORT

JUNE 30, 2003

                                                PIONEER VARIABLE CONTRACTS TRUST

TABLE OF CONTENTS

Pioneer Europe VCT Portfolio

  Portfolio and Performance Update                               2

  Portfolio Management Discussion                                3

  Schedule of Investments                                        4

  Financial Statements                                           7

  Notes to Financial Statements                                 11

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO AND PERFORMANCE UPDATE 6/30/03

[CHART]

SECTOR DISTRIBUTION
(As a percentage of total equity holdings)

Financials                               25.1%
Health Care                              14.0%
Energy                                   12.2%
Consumer Staples                         11.1%
Consumer Discretionary                    9.8%
Telecommunication Services                9.3%
Industrials                               5.9%
Information Technology                    5.6%
Materials                                 4.1%
Utilities                                 2.9%

[CHART]

GEOGRAPHICAL DISTRIBUTION
(As a percentage of equity holdings)

United Kingdom                           33.3%
France                                   15.2%
Netherlands                              11.0%
Switzerland                              10.7%
Germany                                   9.7%
Italy                                     7.4%
Spain                                     4.0%
Finland                                   3.5%
Ireland                                   2.6%
Denmark                                   1.1%
Portugal                                  1.0%
Sweden                                    0.5%

FIVE LARGEST HOLDINGS
(As a percentage of equity holdings)

  1. Vodafone Group Plc                              5.05%
  2. BNP Paribas SA                                  3.76%
  3. Royal Dutch Petroleum Co.                       3.67%
  4. HSBC Holdings Plc                               3.41%
  5. Nestle SA (Registered Shares)                   3.12%

Holdings will vary for other periods.

PRICES AND DISTRIBUTIONS

                                                    6/30/03       12/31/02
Net Asset Value per Share                           $ 7.30         $ 6.71

DISTRIBUTIONS PER SHARE                         SHORT-TERM        LONG-TERM
(1/1/03 - 6/30/03)               DIVIDENDS      CAPITAL GAINS     CAPITAL GAINS
                                 $ 0.024        $ -               $ -

PERFORMANCE OF A $10,000 INVESTMENT

The following chart shows the change in value of an investment made in PIONEER EUROPE VCT PORTFOLIO at net asset value, compared to that of the Morgan Stanley Capital International (MSCI) Europe Index. Portfolio returns are based on net asset value and do not reflect any applicable insurance fees or surrender charges.

              PIONEER EUROPE
              VCT PORTFOLIO*      MSCI EUROPE INDEX
10/31/1998          $ 10,000               $ 10,000
                    $ 10,596               $ 10,992
6/31/99             $ 13,571               $ 12,741
                    $ 11,030               $ 11,671
E6/31/01            $  8,445               $  9,349
                    $  6,835               $  7,629
E6/30/03            $  7,460               $  8,452

The MSCI Europe Index is an unmanaged, capitalization-weighted index of the 15 European country indices included in the MSCI EAFE (Europe, Australasia, Far
East) Index. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Index.

AVERAGE ANNUAL
TOTAL RETURNS+
(As of June 30, 2003)

NET ASSET VALUE*

Life-of-Class                   -6.08%
1 Year                          -6.94%

All total returns shown assume reinvestment of distributions at net asset value.

+ The performance of Class II shares for the period prior to the commencement of operations of Class II shares on 1/2/01 is based on the performance of Class I shares, reduced to reflect the higher distribution fees of Class I shares.

* Portfolio performance does not reflect any variable contract fees, expenses or sales charges. If they had been included, performance would have been lower. See the pages that comprise the inside cover of this report for performance net of any contract fees, expenses or sales charges.

Past performance does not guarantee future results. Returns and principal values fluctuate so that your investment, when redeemed, may be worth more or less than its original cost. The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on distributions or the redemption of shares.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

PORTFOLIO MANAGEMENT DISCUSSION 6/30/03

Heightened volatility and improving investor sentiment marked the first six months of the Portfolio's fiscal year. During the first three months of the reporting period, geopolitical tensions in the Middle East and North Korea, combined with a surge in oil prices and concerns over capital adequacy levels among Europe's insurance companies, sent equity markets lower. Following the swift conclusion of the Iraqi conflict in early April, equity markets staged an impressive rebound. Investors returned to the market with enthusiasm, buoyed by interest rate cuts in both Europe and the United States and a modestly improving U.S. macroeconomic outlook. In the following interview, Stan Pearson, a member of the Portfolio's management team, suggests that while volatility and slow economic growth are complicating a recovery near term, the outlook is improving.

Q: HOW DID EUROPEAN STOCKS PERFORM DURING THE FIRST HALF OF THE PORTFOLIO'S
   FISCAL YEAR?

A: Very well. With the pronounced decline in European equity markets over the first three months of the reporting period, by April valuations had reached attractive levels both in absolute terms and relative to bond prices. During the second quarter, the majority of corporate earnings releases in the United States and Europe proved to be better than anticipated. Furthermore, many highly leveraged companies were actively selling non-performing assets, improving their balance sheets. We also saw an increase in capital-raising share issuance program and a significant amount of mergers and acquisition activity. These positive developments helped to ease fears and triggered a rally, with many investors diversifying more broadly into higher-risk investments.

Q: HOW DID THE PORTFOLIO PERFORM IN THIS ENVIRONMENT?

A: Total return at net asset value for Class II shares was 9.15% for the six months ended June 30, 2003. In comparison, the Morgan Stanley Capital International (MSCI) Europe Index rose 10.77% for the same period. We attribute the Portfolio's underperformance relative to this benchmark to disappointing performance among a handful of individual stocks that lagged their respective sectors.

   As was the case in the United States, closer scrutiny of balance sheets has produced a wave of restated earnings across Europe, and investors have been quick to punish companies that have been less than forthcoming with their corporate reporting - regardless of the their underlying strength. Also, while our decision to underweight insurance stocks proved correct, the few insurance holdings present in the Portfolio suffered from concerns that falling equity markets are pressuring companies' capital adequacy ratios, as the value of their equity investments declined.

Q: WHICH SECTORS SAW THE GREATEST IMPROVEMENT DURING THE SIX MONTHS?

A: Given the slower-growth environment, several defensive industries, including the utility, financial and industrial sectors performed well for the Portfolio. Defensive sectors tend to have a low correlation to the underlying strength of the economy, whereas cyclical sectors tend to move in tandem with the pace of economic growth. From a sector perspective, holdings in the industrials, health care and consumer discretionary (particularly media) were very positive. Our decision to retain an overweight position (relative to the Portfolio's benchmark) in capital goods stocks was also profitable during the six months.

Q: COULD YOU DESCRIBE SOME OF THE PORTFOLIO'S HOLDINGS THAT PROSPERED DURING
   THE SIX-MONTH PERIOD?

A: Certainly. Construction and engineering company Grupo Dragados (Spain) is benefiting from government-sponsored contracts. In spite of its asbestos-related litigation liabilities, building materials company
   St. Gobain (France) recovered strongly when the company disclosed the true extent of its exposure and the adequate resources it possessed to meet these liabilities. Furthermore, proposals to introduce a cap in liabilities any company might face in the future were well received. Building materials company Wolseley (United Kingdom) benefited from strong activity in the U.S. and U.K. housing markets. Smiths Industries (United Kingdom), a leading producer of metal detection systems that are deployed in airports and other security sensitive locations, has seen strong growth in demand for its products following the September 11 terrorist attacks.

Q: WHAT IS YOUR OUTLOOK FOR THE BALANCE OF THE FISCAL YEAR?

A: The short-term outlook for European equities is uncertain, with little visibility for growth. The strong appreciation of the euro versus other currencies, notably the U.S. dollar, is reducing the competitiveness of European goods abroad and is putting some companies' profit forecasts under pressure. In addition, other macroeconomic indicators, such as manufacturing and unemployment data, are continuing to point to slow growth in Europe.

   Notwithstanding the near term economic uncertainties, European investor confidence is improving. Although we do not foresee a major economic recovery in the near term, we believe that the medium to longer-term outlook for European equities is attractive. We are increasing the Portfolio's cyclical exposure, particularly in the capital goods and industrial sectors, and maintaining an emphasis on the pharmaceutical, media and capital goods sectors. We believe that the rising tide of optimism is setting the stage for attractive returns and are positioning assets to best respond to improving fundamentals.

THE PRECEDING INFORMATION IS THE OPINION OF FUND MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

[SIDENOTE]

International investing may involve special risks, including differences in accounting and currency, as well as economic and political instability.

The Portfolio's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses; otherwise, returns would have been lower.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

SCHEDULE OF INVESTMENTS 6/30/03 (UNAUDITED)

   SHARES                                                                  VALUE
           PREFERRED STOCKS - 0.9%

           AUTOMOBILES & COMPONENTS - 0.9%
           AUTOMOBILE MANUFACTURERS - 0.9%
      228  Porsche AG Designs                                       $     95,628
                                                                    ------------
           TOTAL AUTOMOBILES & COMPONENTS                           $     95,628
                                                                    ------------
           TOTAL PREFERRED STOCKS
           (Cost $69,539)                                           $     95,628
                                                                    ------------
           COMMON STOCKS - 99.1%

           ENERGY - 12.2%
           INTEGRATED OIL & GAS - 6.1%
   38,782  BP Amoco Plc                                             $    269,080
   12,902  ENI S.p.A.                                                    195,929
   33,648  Shell Transport & Trading Co.                                 222,474
                                                                    ------------
                                                                    $    687,483
                                                                    ------------

           OIL & GAS REFINING, MARKETING &
           TRANSPORTATION - 6.1%
    8,799  Royal Dutch Petroleum Co.                                $    409,164
    1,779  Total SA                                                      269,339
                                                                    ------------
                                                                    $    678,503
                                                                    ------------
           TOTAL ENERGY                                             $  1,365,986
                                                                    ------------

           MATERIALS - 4.1%
           COMMODITY CHEMICALS - 0.5%
    1,337  BASF India Ltd.                                          $     57,173
                                                                    ------------

           CONSTRUCTION MATERIALS - 0.9%
    6,508  CRH Plc                                                  $    102,199
                                                                    ------------

           DIVERSIFIED METALS & MINING - 1.8%
    7,241  Rio Tinto Plc                                            $    136,806
    2,277  Sandvik AB                                                     59,786
                                                                    ------------
                                                                    $    196,592
                                                                    ------------

           SPECIALTY CHEMICALS - 0.9%
      697  L'Air Liquide SA                                         $    103,521
                                                                    ------------
           TOTAL MATERIALS                                          $    459,485
                                                                    ------------

           CAPITAL GOODS - 4.5%
           AEROSPACE & DEFENSE - 0.5%
    4,567  Smiths Industries                                        $     53,070
                                                                    ------------

           CONSTRUCTION & ENGINEERING - 2.5%
    5,449  Compagnie de Saint Gobain                                $    214,832
    3,331  Grupo Dragados SA                                              67,178
                                                                    ------------
                                                                    $    282,010
                                                                    ------------

           ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
    1,180  Schneider Electric SA*                                   $     55,577
                                                                    ------------

           INDUSTRIAL MACHINERY - 1.0%
   18,077  Scottish Power Plc                                       $    108,167
                                                                    ------------
           TOTAL CAPITAL GOODS                                      $    498,824
                                                                    ------------

           COMMERCIAL SERVICES & SUPPLIES - 2.4%
           DIVERSIFIED COMMERCIAL SERVICES - 2.4%
   54,129  Hays Plc                                                 $     86,341
    1,700  ISS International Service System AS                            60,812
    6,795  TNT Post Group NV                                             118,198
                                                                    ------------
           TOTAL COMMERCIAL SERVICES & SUPPLIES                     $    265,351
                                                                    ------------

           AUTOMOBILES & COMPONENTS - 2.4%
           AUTO PARTS & EQUIPMENT - 0.6%
    3,067  Continental AG*                                          $     64,323
                                                                    ------------

           AUTOMOBILE MANUFACTURERS - 1.8%
    3,138  Bayerische Motoren Werke AG                              $    120,758
    1,637  PSA Peugeot Citroen                                            79,663
                                                                    ------------
                                                                    $    200,421
                                                                    ------------
           TOTAL AUTOMOBILES & COMPONENTS                           $    264,744
                                                                    ------------

           HOTELS, RESTAURANTS & LEISURE - 1.6%
           RESTAURANTS - 1.6%
   22,619  Compass Group Plc                                        $    121,885
    5,258  Gus Plc*                                                       58,449
                                                                    ------------
           TOTAL HOTELS, RESTAURANTS & LEISURE                      $    180,334
                                                                    ------------

           MEDIA - 4.3%
           ADVERTISING - 0.7%
    2,778  Publicis SA                                              $     74,689
                                                                    ------------

           BROADCASTING & CABLE TV - 0.6%
   41,320  Granada Plc*                                             $     61,470
                                                                    ------------

           MOVIES & ENTERTAINMENT - 0.5%
    6,483  Pearson Plc                                              $     60,715
                                                                    ------------
           PUBLISHING - 2.5%
   13,532  Elsevier NV                                              $    159,882
    2,245  VNU NV                                                         69,295
    4,429  Wolters Kluwer NV*                                             53,501
                                                                    ------------
                                                                    $    282,678
                                                                    ------------
           TOTAL MEDIA                                              $    479,552
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           RETAILING - 0.6%
           HOME IMPROVEMENT RETAIL - 0.6%
    6,139  Wolsely                                                  $     67,988
                                                                    ------------
           TOTAL RETAILING                                          $     67,988
                                                                    ------------

           FOOD & DRUG RETAILING - 8.0%
           FOOD RETAIL - 8.0%
    2,499  Carrefour Supermarch                                     $    122,704
    1,685  Nestle SA (Registered Shares)                                 348,354
   64,470  Tesco Plc                                                     233,646
   14,858  Tomkins Plc*                                                   55,750
    2,503  Unilever NV                                                   134,534
                                                                    ------------
           TOTAL FOOD & DRUG RETAILING                              $    894,988
                                                                    ------------

           FOOD, BEVERAGE & TOBACCO - 3.1%
           DISTILLERS & VINTNERS - 1.0%
   10,077  Diageo Plc                                               $    107,853
                                                                    ------------

           TOBACCO - 2.1%
   20,982  British American Tobacco Plc                             $    237,227
                                                                    ------------
           TOTAL FOOD, BEVERAGE & TOBACCO                           $    345,080
                                                                    ------------

           HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
           HEALTH CARE EQUIPMENT - 0.6%
    1,743  Celesio AG*                                              $     68,378
                                                                    ------------
           TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                   $     68,378
                                                                    ------------

           PHARMACEUTICALS & BIOTECHNOLOGY - 13.4%
           BIOTECHNOLOGY - 0.5%
    9,396  Celltech Chiroscience Plc*                               $     54,320
                                                                    ------------
           PHARMACEUTICALS - 12.9%
      722  Altana AG                                                $     45,676
    5,008  AstraZeneca Plc                                               201,155
    1,941  Aventis SA                                                    106,649
   13,819  GlaxoSmithKline Plc                                           277,761
    8,457  Novartis AG                                                   335,290
    2,851  Roche Holdings AG                                             224,061
    1,075  Sanofi-Synthelabo SA*                                          63,073
    3,675  Schering AG                                                   179,601
                                                                    ------------
                                                                    $  1,433,266
                                                                    ------------
           TOTAL PHARMACEUTICALS & BIOTECHNOLOGY                    $  1,487,586
                                                                    ------------

           BANKS - 15.4%
           DIVERSIFIED BANKS - 15.4%
    5,105  Allied Irish Banks Plc                                   $     76,878
   10,816  Banco Bilbao Vizcaya Argentaria, SA                           113,856
   38,826  Barclays Plc                                                  287,195
    8,241  BNP Paribas SA                                                419,528
    3,419  CS Group                                                       90,157
   32,172  HSBC Holdings Plc                                             380,228
   11,085  Royal Bank of Scotland Group Plc                              310,208
    3,594  Standard Chartered Plc                                         43,991
                                                                    ------------
           TOTAL BANKS                                              $  1,722,041
                                                                    ------------

           DIVERSIFIED FINANCIALS - 8.1%
           DIVERSIFIED FINANCIAL SERVICES - 8.1%
    1,779  Deutsche Bank AG (Registered Shares)                     $    115,574
    3,075  Deutsche Boerse AG                                            162,661
    7,615  ING Groep N.V.                                                132,549
    2,213  Societe Generale                                              140,536
    6,237  UBS AG                                                        347,615
                                                                    ------------
           TOTAL DIVERSIFIED FINANCIALS                             $    898,935
                                                                    ------------

           INSURANCE - 1.6%
           LIFE & HEALTH INSURANCE - 0.6%
    7,293  Aegon NV                                                 $     73,163
                                                                    ------------

           MULTI-LINE INSURANCE - 1.0%
    3,550  AXA SA                                                   $     55,176
      452  Zurich Financial Services*                                     53,995
                                                                    ------------
                                                                    $    109,171
                                                                    ------------
           TOTAL INSURANCE                                          $    182,334
                                                                    ------------

           SOFTWARE & SERVICES - 0.7%
           APPLICATION SOFTWARE - 0.7%
    7,755  Indra Sistemas, SA*                                      $     78,957
                                                                    ------------
           TOTAL SOFTWARE & SERVICES                                $     78,957
                                                                    ------------

           TECHNOLOGY HARDWARE & DEVELOPMENT - 4.9%
           COMMUNICATIONS EQUIPMENT - 3.1%
   20,624  Nokia Oyj                                                $    340,244
                                                                    ------------

           ELECTRONIC EQUIPMENT & INSTRUMENTS - 1.8%
    4,187  Siemens                                                  $    205,442
                                                                    ------------
           TOTAL TECHNOLOGY HARDWARE & DEVELOPMENT                  $    545,686
                                                                    ------------

   The accompanying notes are an integral part of these financial statements.

   SHARES                                                                  VALUE
           TELECOMMUNICATION SERVICES - 9.3%
           INTEGRATED TELECOMMUNICATION SERVICES - 4.2%
    7,726  British Sky Broadcasting Plc*                            $     85,308
   13,784  Porugal Telecom, SGPS, SA                                      98,953
   16,510  Telecom Italia Mobile S.p.A.                                   81,864
   13,493  Telecom Italia S.p.A.                                         122,787
    7,343  Telefonica SA*                                                 85,407
                                                                    ------------
                                                                    $    474,319
                                                                    ------------

           WIRELESS TELECOMMUNICATION SERVICES - 5.1%
  288,925  Vodafone Group Plc                                       $    563,544
                                                                    ------------
           TOTAL TELECOMMUNICATION SERVICES                         $  1,037,863
                                                                    ------------

           UTILITIES - 1.9%
           ELECTRIC UTILITIES - 1.9%
    2,486  E.On AG                                                  $    127,442
   12,558  National Grid Trans Plc                                        85,211
                                                                    ------------
           TOTAL UTILITIES                                          $    212,653
                                                                    ------------
           TOTAL COMMON STOCKS
           (Cost $10,392,374)                                       $ 11,056,765
                                                                    ------------

           TOTAL INVESTMENT IN SECURITIES - 100.0%
           (Cost $10,461,913)(a)                                    $ 11,152,393
                                                                    ============

*   Non-income producing security.
(a) Distributions of investments by country of issue, as a percentage of total equity holdings, is as follows:

    United Kingdom                   33.3%
    France                           15.2
    Netherlands                      11.0
    Switzerland                      10.7
    Germany                           9.7
    Italy                             7.4
    Spain                             4.0
    Finland                           3.5
    Ireland                           2.6
    Denmark                           1.1
    Portugal                          1.0
    Sweden                            0.5
                                    -----
                                    100.0%
                                    -----

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

FINANCIAL HIGHLIGHTS

                                                                                 SIX MONTHS
                                                                                    ENDED                     1/2/01
                                                                                   6/30/03     YEAR ENDED       TO
CLASS II (a)                                                                     (UNAUDITED)    12/31/02     12/31/01
Net asset value, beginning of period                                               $  6.71      $   8.29     $  11.07
                                                                                   -------      --------     --------
Increase (decrease) from investment operations:
   Net investment income                                                           $  0.08      $   0.01     $   0.08
   Net realized and unrealized gain (loss) on investments and
     foreign currency transactions                                                    0.53         (1.59)       (2.71)
                                                                                   -------      --------     --------
   Net increase (decrease) from investment operations                              $  0.61      $  (1.58)    $  (2.63)
Distributions to shareowners:
   Net investment income                                                             (0.02)            -        (0.15)
   Net realized gain                                                                     -             -            -
                                                                                   -------      --------     --------
Net increase (decrease) in net asset value                                         $  0.59      $  (1.58)    $  (2.78)
                                                                                   -------      --------     --------
Net asset value, end of period                                                     $  7.30      $   6.71     $   8.29
                                                                                   =======      ========     ========
Total return*                                                                         9.15%       (19.06)%     (23.44)%
Ratio of net expenses to average net assets+                                          1.81%**       1.86%        3.22%**
Ratio of net investment income to average net assets+                                 2.18%**       0.25%       (2.56%)**
Portfolio turnover rate                                                                 60%**         95%          73%
Net assets, end of period (in thousands)                                           $ 2,930      $  1,829     $    398
Ratios with no waiver of management fees and assumption of
   expenses by PIM and no reduction for fees paid indirectly:
   Net expenses                                                                       2.98%**       2.66%        4.57%**
   Net investment income (loss)                                                       1.01%**      (0.54)%      (3.90%)**
Ratios with waiver of management fees and assumption of expenses by PIM and reduction for fees paid indirectly:
   Net expenses                                                                       1.81%**       1.86%        3.22%**
   Net investment income                                                              2.18%**       0.25%       (2.56%)**

(a) Class II shares were first publicly offered January 2, 2001
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.)
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

BALANCE SHEETS 6/30/03 (UNAUDITED)

ASSETS:
  Investment in securities, at value, (including securities loaned of $0)
    (cost $10,461,913)                                                                     $ 11,152,393
  Cash                                                                                           85,311
  Cash held as collateral for furtures contracts                                                      -
  Foreign currencies, at value                                                                   18,722
  Receivables -
    Investment securities sold
    Fund shares sold                                                                             55,267
    Variation margin                                                                                  -
    Dividends, interest and foreign taxes withheld                                               45,555
    Forward foreign currency settlement contracts, net                                                -
    Forward foreign currency portfolio hedge contracts, open-net                                      -
    Due from Pioneer Investment Management, Inc.                                                    316
  Other                                                                                               -
                                                                                           ------------
      Total assets                                                                         $ 11,357,564
                                                                                           ------------
LIABILITIES:
  Payables -
    Investment securities purchased                                                        $          -
    Fund shares repurchased                                                                       5,724
    Dividends                                                                                         -
    Upon return of securities loaned                                                                  -
    Variation Margin                                                                                  -
    Forward foreign currency settlement contracts, net                                                -
    Forward foreign currency portfolio hedge contracts, net                                           -
  Due to bank                                                                                         -
  Due to affiliates                                                                               3,981
  Accrued expenses                                                                               20,779
  Other                                                                                             908
                                                                                           ------------
      Total liabilities                                                                    $     31,392
                                                                                           ------------
NET ASSETS:
  Paid-in capital                                                                          $ 19,712,250
  Accumulated net investment income (loss)                                                      115,354
  Accumulated undistributed net realized gain (loss)                                         (9,197,836)
  Net unrealized gain (loss) on:
    Investments                                                                                 690,480
    Futures contracts                                                                                 -
    Forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies                                                           5,924
                                                                                           ------------
      Total net assets                                                                     $ 11,326,172
                                                                                           ------------
NET ASSET VALUE PER SHARE:
  CLASS I:
  (Unlimited number of shares authorized)
  Net assets                                                                               $  8,396,372
  Shares outstanding                                                                          1,132,632
                                                                                           ------------
  Net asset value per share                                                                $       7.41
  CLASS II:
  (Unlimited number of shares authorized)
  Net assets                                                                               $  2,929,800
  Shares outstanding                                                                            401,611
                                                                                           ------------
  Net asset value per share                                                                $       7.30

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

STATEMENT OF OPERATIONS (UNAUDITED)

                                                                            SIX MONTHS
                                                                               ENDED
                                                                              6/30/03
INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $33,388)                      $   201,429
  Interest (net of foreign taxes withheld of $0)                                    401
  Income on securities loaned, net                                                    -
  Other                                                                               -
                                                                            -----------
      Total investment income                                               $   201,830
                                                                            -----------
EXPENSES:
  Management fees                                                           $    51,171
  Transfer agent fees                                                             1,362
  Distribution fees (Class II)                                                    2,743
  Administrative fees                                                            18,596
  Custodian fees                                                                 38,620
  Professional fees                                                              11,266
  Printing                                                                       11,947
  Fees and expenses of nonaffiliated trustees                                       349
  Miscellaneous                                                                   4,754
                                                                            -----------
     Total expenses                                                         $   140,808
     Less management fees waived and expenses assumed by
       Pioneer Investment Management, Inc.                                      (60,633)
     Less fees paid indirectly                                                        -
                                                                            -----------
     Net expenses                                                           $    80,175
                                                                            -----------
      Net investment income (loss)                                          $   121,655
                                                                            -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, FUTURES CONTRACTS AND
FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain (loss) from:
   Investments                                                              $  (299,270)
   Futures contracts                                                              4,777
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                                3,081
                                                                            -----------
                                                                            $  (291,412)
                                                                            -----------
  Change in net unrealized gain or loss from:
   Investments                                                              $ 1,102,207
   Futures contracts                                                                  -
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                                  851
                                                                            -----------
                                                                            $ 1,103,058
                                                                            -----------
  Net gain (loss) on investments, futures contracts and
    foreign currency transactions                                           $   811,646
                                                                            ===========
  Net increase (decrease) in net assets resulting from operations           $   933,301
                                                                            ===========

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO                    PIONEER VARIABLE CONTRACTS TRUST

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                            ENDED             YEAR
                                                                           6/30/03            ENDED
                                                                         (UNAUDITED)        12/31/02
FROM OPERATIONS:
Net investment income (loss)                                            $    121,655      $      77,491
Net realized gain (loss) on investments                                     (291,412)        (3,024,509)
Change in net unrealized gain or loss on investments, futures
   contracts and foreign currency transactions                             1,103,058            488,028
                                                                        ------------      -------------
     Net increase (decrease) in net assets resulting from operations    $    933,301      $  (2,458,990)
                                                                        ------------      -------------

DISTRIBUTIONS TO SHAREOWNERS:
Net investment income
   Class I                                                              $    (36,322)     $           -
   Class II                                                                   (9,367)                 -
Net realized gain
   Class I                                                                         -                  -
   Class II                                                                        -                  -
Tax return of capital
   Class I                                                                         -                  -
   Class II                                                                        -                  -
                                                                        ------------      -------------
     Total distributions to shareowners                                 $    (45,689)     $           -
                                                                        ------------      -------------

FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                                        $  3,444,853      $  23,204,325
Reinvestment of distributions                                                 45,689                  -
Cost of shares repurchased                                                (3,576,830)       (23,035,621)
                                                                        ------------      -------------
     Net increase (decrease) in net assets resulting from
       fund share transactions                                          $    (86,288)     $     168,704
                                                                        ------------      -------------
     Net increase (decrease) in net assets                              $    801,324      $  (2,290,286)
                                                                        ------------      -------------

NET ASSETS:
Beginning of period                                                     $ 10,524,848      $  12,815,134
                                                                        ------------      -------------
End of period                                                           $ 11,326,172      $  10,524,848
                                                                        ============      =============
Accumulated undistributed/(distributions in excess of)
  net investment income (loss)                                          $    115,354      $      39,388
                                                                        ============      =============

   The accompanying notes are an integral part of these financial statements.

PIONEER EUROPE VCT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS 6/30/03 (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Pioneer Variable Contracts Trust (the Trust) is a Delaware business trust registered under the Investment Company Act of 1940 as an open-end management investment company. The Trust consists of sixteen separate portfolios (collectively, the Portfolios, individually the Portfolio) as follows:

PORTFOLIOS:
  Pioneer Emerging Markets VCT Portfolio (Emerging Markets Portfolio) Pioneer Europe VCT Portfolio (Europe Portfolio)
  Pioneer International Value VCT Portfolio (International Value Portfolio) Pioneer Small Cap Value VCT Portfolio (Small Cap Value Portfolio)
  Pioneer Small Company VCT Portfolio (Small Company Portfolio)
  Pioneer Mid Cap Value VCT Portfolio (Mid-Cap Value Portfolio)
  Pioneer Growth Shares VCT Portfolio (Growth Shares Portfolio)
  Pioneer Fund VCT Portfolio (Fund Portfolio)
  Pioneer Equity Income VCT Portfolio (Equity-Income Portfolio)
  Pioneer Balanced VCT Portfolio (Balanced Portfolio)
  Pioneer Strategic Income VCT Portfolio (Strategic Income Portfolio) Pioneer America Income VCT Portfolio (America Income Portfolio)
  Pioneer Money Market VCT Portfolio (Money Market Portfolio)
  Pioneer Value VCT Portfolio (Value Portfolio) (Class II only)
  Pioneer Real Estate Shares VCT Portfolio (Real Estate Shares Portfolio) Pioneer High Yield VCT Portfolio (High Yield Portfolio)

Portfolio shares may be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts, and may also be purchased by qualified pension and retirement plans.

The investment objective of Europe Portfolio is to seek long-term capital growth.

The Trust's financial statements have been prepared in conformity with accounting principles generally accepted in the United States that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting years. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. SECURITY VALUATION

   Security transactions are recorded as of trade date. Net asset values for the portfolios are computed once daily, on each day the New York Stock Exchange is open, as of the close of regular trading on the Exchange. In computing the net asset values, securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Trading in foreign equity securities is substantially completed each day at various times prior to the close of the New York Stock Exchange. The value of such securities used in computing the net asset value of the Portfolio's shares, based on the last sale price on the principal exchange where they traded, are determined as of such times.

   Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Portfolio is informed of the ex-dividend data in the exercise of reasonable diligence. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis, net of unrecoverable foreign taxes withheld at the applicable country rates. All discounts/premiums are accreted/amortized for financial reporting purposes. Temporary cash investments are valued at amortized cost.

   Gains and losses from sales on investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. FOREIGN CURRENCY TRANSLATION

   The books and records of the Portfolio are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

   Net realized gains and losses on foreign currency transactions represent, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies, and the difference between the amount of income accrued and the U.S. dollar actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C. FUTURES CONTRACTS

   The Portfolios may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Portfolios are required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by the Portfolios, depending on the daily fluctuation in the value of the contracts, and are recorded by the Portfolios as unrealized gains or losses. When the contract is closed, the Portfolios realize a gain or loss equal to the difference between the opening and closing value of the contract. The use of futures contracts involves, to varying degrees, elements of market risk which may exceed the amounts recognized by the Portfolios. Changes in the value of the contracts may not directly correlate to the changes in the value of the underlying securities. These risks may decrease the effectiveness of the Portfolio's hedging and trading strategies and potentially result in a loss. As of June 30, 2003, Europe Portfolio had no open contracts.

D. TAXES

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The characterization of distributions to shareowners for financial reporting purposes is determined in accordance with income tax rules. Therefore, the source of each Portfolio's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

   Capital loss carryforwards are available to offset future realized capital gains. At December 31, 2002, Europe VCT Portfolio had a capital loss carryforward of $7,099,420, which will expire between 2008 and 2010 if not utilized.

   The Portfolio elected to defer $208,725 in capital losses and $6,336 in currency losses recognized between November 1, 2002 and December 31, 2002 to its fiscal year ending December 31, 2003.

   The following chart shows the components of distributable earnings (accumulated losses) as of December 31, 2002 and the distributions paid during the year ended December 31, 2002 on a tax basis as of December 31, 2002. The tax character of current year distributions will be determined at the end of the current fiscal year. These amounts do not include the capital loss carryforward detailed above.

                                                    PIONEER
                                                    EUROPE
                                                 VCT PORTFOLIO
                                                     2002
----------------------------------------------------------------
DISTRIBUTIONS PAID FROM:
Ordinary Income                                   $          -
Long- Term capital gain                                      -
                                                  ------------
                                                  $          -
Return of Capital                                            -
                                                  ------------
  Total distributions                             $          -
                                                  ------------
DISTRIBUTABLE EARNINGS
  (ACCUMULATED LOSSES):
Undistributed ordinary income                     $     45,638
Undistributed long-term gain                                 -
Unrealized appreciation/depreciation                (1,932,847)
                                                  ------------
  Total                                           $ (1,887,209)
                                                  ============

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales, returns of capital on REITs, and the recognition of unrealized gains or losses on certain futures contracts.

E. PORTFOLIO SHARES

   The Portfolio records sales and repurchases of its shares as of trade date. Certain insurance companies paid Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), $30,371 in commissions on the sale of portfolio shares for the six months ended June 30, 2003. Dividends and distributions to shareowners are recorded on the ex-dividend date.

F. SECURITY LENDING

   The Portfolio lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Portfolios' custodian acting as the lending agent. When entering into a loan, the Portfolio receives collateral which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Portfolio also continues to receive interest or dividends on the securities loaned, and gain or loss in the fair value of the securities loaned that may occur during the term of the loan, will be for account of the Portfolio. The loans are secured by collateral of at least 102% at all times, of the fair value of the securities loaned. The fair value of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The value of loaned securities and cash collateral at year end are disclosed on the balance sheet. The Trust invests cash collateral in the Securities Lending Investment Fund which is managed by Brown Brothers Harriman & Co., the Trust's custodian.

G. REPURCHASE AGREEMENTS

   With respect to repurchase agreements entered into by the Portfolio, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Portfolio's custodian, or subcustodian. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. MANAGEMENT AGREEMENT

PIM manages the Portfolio, and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the following annual rate of 1.00% of the Portfolios' average daily net assets.

PIM has agreed not to impose all or portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class I expenses to 1.50% of the average daily net assets attributable to Class I shares; the portion of the Trust-wide expenses attributable to Class II shares will be reduced only to the extent that such expenses are reduced for Class I shares.

In addition, under the management and administration agreement, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Portfolio. At June 30, 2003, $2,971 was payable to PIM related to management fees, administrative fees and certain other services.

3. TRANSFER AGENT

Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredito Italiano provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $366 in transfer agent fees payable to PIMSS at June 30, 2003.

4. DISTRIBUTION PLANS

The Portfolio has adopted a plan of distribution for Class II shares in accordance with Rule 12b-1 under the Investment Company Act of 1940. Under the plan, the Portfolio pays PFD a distribution fee of 0.25% of the average daily net assets attributable to Class II shares. Included in due to affiliates is $644 payable to PFD at June 30, 2003.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

At June 30, 2003, the Portfolios' aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes was as follows:

                                                                                          NET
                                                   GROSS             GROSS           APPRECIATION/
                                 TAX COST       APPRECIATION      DEPRECIATION      (DEPRECIATION)
--------------------------------------------------------------------------------------------------
Europe Portfolio               $ 11,988,192      $ 873,988        $ (1,709,787)       $ (835,799)

6. PORTFOLIO TRANSACTIONS

The cost of purchases and the proceeds from sales of investments other than U.S. Government obligations and temporary cash investments for the six months ended June 30, 2003, were $3,022,009 and $2,997,126, respectively.

7. CAPITAL SHARES

At June 30, 2003, there were an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                      '03 SHARES          '03 AMOUNT           '02 SHARES         '02 AMOUNT
-------------------------------------------------------------------------------------------------------------
EUROPE PORTFOLIO
CLASS I:
Shares sold                               26,943         $    195,686             933,302       $   7,424,556
Reinvestment of distributions              4,817               36,322                   -                   -
Shares repurchased                      (174,500)          (1,188,802)         (1,132,763)         (8,859,398)
                                      -----------------------------------------------------------------------
  Net increase (decrease)               (142,740)        $   (956,794)           (199,462)      $  (1,434,842)
                                      =======================================================================
CLASS II:
Shares sold                              471,255         $  3,249,166           2,117,532       $  15,779,769
Reinvestment of distributions              1,262                9,367                   -                   -
Shares repurchased                      (343,363)          (2,388,028)         (1,893,113)        (14,176,224)
                                      -----------------------------------------------------------------------
  Net increase (decrease)                129,154         $    870,505             224,419       $   1,603,546
                                      =======================================================================

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

                            THIS PAGE FOR YOUR NOTES.

[PIONEER INVESTMENTS(R) LOGO]

PIONEER VARIABLE CONTRACTS TRUST

OFFICERS
JOHN F. COGAN, JR., PRESIDENT
OSBERT M. HOOD, EXECUTIVE VICE PRESIDENT*
VINCENT NAVE, TREASURER
JOSEPH P. BARRI, SECRETARY

TRUSTEES
JOHN F. COGAN, JR., CHAIRMAN
MARY K. BUSH
RICHARD H. EGDAHL, M.D.
MARGARET B.W. GRAHAM
OSBERT M. HOOD*
STEPHEN K. WEST
JOHN WINTHROP

INVESTMENT ADVISER
PIONEER INVESTMENT MANAGEMENT, INC.

CUSTODIAN
BROWN BROTHERS HARRIMAN & CO.

PRINCIPAL UNDERWRITER
PIONEER FUNDS DISTRIBUTOR, INC.

LEGAL COUNSEL
HALE AND DORR LLP

SHAREOWNER SERVICES AND TRANSFER AGENT
PIONEER INVESTMENT MANAGEMENT SHAREHOLDER SERVICES, INC.

*MR. HOOD WAS ELECTED TRUSTEE AND EXECUTIVE VICE PRESIDENT ON JUNE 3, 2003. DANIEL T. GERACI RESIGNED AS TRUSTEE AND EXECUTIVE VICE PRESIDENT OF THE FUND ON APRIL 30, 2003.

THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS, WHICH INCLUDES MORE INFORMATION ABOUT CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.


                                                                   14055-00-0803

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable for semiannual reports; to be answered on annual submissions after July 15, 2003.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Not applicable for semiannual reports; to be answered on annual submissions after December 15, 2003.


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.

ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no significant changes in the registrants internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Europe VCT Portfolio Class II Shares


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2003


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2003

* Print the name and title of each signing officer under his or her signature.